UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Matrix Capital Management Company, LLC
Address: 1000 Winter Street
         Suite 4610
         Waltham, MA  02451

13F File Number:  028-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher D. Johnson
Title:     Chief Financial Officer
Phone:     (781) 522-4948

Signature, Place, and Date of Signing:

 /s/    Christopher D. Johnson     Waltham, MA/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $913,931 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106    42132   158100 SH       SOLE                   158100        0        0
AMERICAN TOWER CORP NEW        COM              03027X100    51806   673500 SH       SOLE                   673500        0        0
BLOCK H & R INC                COM              093671105   128713  4375000 SH       SOLE                  4375000        0        0
CARTER INC                     COM              146229109   170378  2975000 SH       SOLE                  2975000        0        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105     8147    25000 SH       SOLE                    25000        0        0
DANAHER CORP DEL               COM              235851102    18086   291000 SH       SOLE                   291000        0        0
DAVITA HEALTHCARE PARTNERS I   COM              23918K108    36170   305000 SH       SOLE                   305000        0        0
FACEBOOK INC                   CL A             30303M102    38370  1500000 SH       SOLE                  1500000        0        0
LIONS GATE ENTMNT CORP         COM NEW          535919203    31614  1330000 SH       SOLE                  1330000        0        0
NETFLIX INC                    COM              64110L106    93694   495000 SH       SOLE                   495000        0        0
NEWS CORP                      CL A             65248E104    41591  1363200 SH       SOLE                  1363200        0        0
PALO ALTO NETWORKS INC         COM              697435105     7287   128750 SH       SOLE                   128750        0        0
POPULAR INC                    COM NEW          733174700    40466  1466176 SH       SOLE                  1466176        0        0
SALESFORCE COM INC             COM              79466L302    35766   200000 SH       SOLE                   200000        0        0
TRANSDIGM GROUP INC            COM              893641100    68475   447783 SH       SOLE                   447783        0        0
TRIPADVISOR INC                COM              896945201    55666  1059897 SH       SOLE                  1059897        0        0
ULTA SALON COSMETCS & FRAG I   COM              90384S303     6503    80000 SH       SOLE                    80000        0        0
WORKDAY INC                    CL A             98138H101    39067   633900 SH       SOLE                   633900        0        0